Information Concerning the Group's Consolidated Operations - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Consolidated operations [line items]
Increase (decrease) in foreign exchange gains	$ (2,400)		$ (400)
Decrease /increase in financial Expenses	16,700	$ 16,700	22,300	$ 22,300
Increase (decrease) in foreign exchange losses	(16,400)		(22,800)
Increase in selling, general and administrative expenses	700	700	1,500	1,500
Increase in other income			600	600
Revenues	5,229	16,725	$ 11,006	$ 27,380
Effective income tax rate			(0.20%)	0.00%
Decrease in revenues			$ 16,400
Increase in research and development expense	1,900	1,900	7,200	$ 7,200
Net financial gain (loss) improved			27,300
Increase in financial income			5,000	5,000
Decrease in financial income	800	800
Net financial gain (loss)	1,727	(14,150)	9,176	(18,098)
Increase in non-cash gains recognized from fair value measurements			7,000
Decrease in interest income earned on cash, cash equivalents and financial assets	600
Increase (decrease) in interest income earned on cash, cash equivalents and financial assets			(1,700)
Gain in fair value recognized in profit and loss	2,255	$ 0	8,761	1,766
European Investment Bank Warrants [Member]
Consolidated operations [line items]
Gain in fair value recognized in profit and loss	2,300		8,700	1,200
Research and development expenses [member]
Consolidated operations [line items]
Increase in personnel expenses	800		4,500
Increase in depreciation and amortization expenses	600		1,000
Increase in purchases and external expenses	$ 1,700		3,700
Astra Zeneca Ireland [Member] | Joint Collaboration and Research Agreement [Member]
Consolidated operations [line items]
Revenues			$ 10,700	$ 26,900